Revenue - Significant Increases (Decreases) in Contract Assets and Deferred Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current Contract Assets [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Acquisitions	$ 1.1	$ 0.7
Discontinued operations and disposition of subsidiaries		(15.3)
Current Contract Liabilities [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Acquisitions	$ 4.6	7.2
Discontinued operations and disposition of subsidiaries		$ (59.3)